Property, plant and equipment, net - Schedule of Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2022
Minimum | Buildings and constructions
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Minimum | Furniture, fixtures and other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Maximum | Buildings and constructions
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	45 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Maximum | Furniture, fixtures and other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years